Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital And Reserves [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2022		December 31, 2021
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,330,500	$1.34	2,050,000	$1.20
Granted	1,250,000	1.29	730,000	1.67
Exercised	(770,500)	1.24	(449,500)	1.20
Expired	(100,000)	1.38	-	-
Outstanding - end of year	2,710,000	$1.35	2,330,500	$1.34

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options Outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
*125,000	1.10	0.10
250,000	1.00	1.28
**30,000	1.50	0.40
***550,000	1.50	0.92
155,000	2.00	1.05
350,000	1.35	1.52
500,000	1.25	2.07
100,000	1.15	2.48
650,000	1.35	2.78
2,710,000	$1.35	1.71

Disclosure of changes in warrants outstanding and weighted average exercise price [Table Text Block]
	December 31, 2022		December 31, 2021
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	2,059,470	$1.62	1,624,293	$1.18
Granted	3,561,926	1.40	1,501,985	2.01
Exercised	(150,000)	1.35	(865,458)	1.51
Expired	(99,500)	1.62	(201,350)	1.50
Outstanding - end of year	5,371,896	$1.49	2,059,470	$1.62

Disclosure of number of warrants outstanding, exercise price and expiry date [Table Text Block]
Outstanding warrants	Expiry Date	Exercise price
11,000	April 24, 2024	$0.55
520,000	April 24, 2024	$0.55
250,000	January 27, 2023	$2.50
878,970	September 14, 2023	$2.00
300,000	November 8, 2023	$1.75
1,909,000	March 28, 2025	$1.35
577,000	November 29, 2025	$1.50
925,926	December 13, 2025	$1.46
5,371,896